SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

The Company has three share-based compensation plans under which awards may be granted to employees, namely, the 2013 Share Option Scheme, the 2013 Share Award Scheme and 2021 Share Award Scheme. The maximum aggregate numbers of ordinary shares that are authorized to be issued under the 2013 Share Option Scheme, 2013 Share Award Scheme and 2021 Share Award Scheme are 209,750,000, 215,376,304 and 380,528,480, respectively. These plans have a contractual term of ten years. The share-based awards are accounted for as equity awards and generally vest over a period from two to five years.

2013 Share Option Scheme

A summary of the activity for the options granted under the 2013 Share Option Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	61,760,202	0.07	0.87	6.61	60,339
Granted	8,667,040	0.07	0.36	—	—
Forfeited	(11,272,993)	0.07	1.17	—	—
Exercised	(20,788,141)	0.07	0.52	—	—
Outstanding, December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Vested and expected to vest at December 31, 2022	38,366,108	0.07	0.86	6.01	6,972
Exercisable at December 31, 2022	25,646,851	0.07	0.58	5.41	4,669

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021 and 2022 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2020, 2021 and 2022 were RMB906,120, RMB79,224 and RMB26,299 (US$3,813), respectively.

The total weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2020, 2021 and 2022 were US$1.16, US$2.80 and US$0.36 per option, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2020, 2021 and 2022 were RMB44,135, RMB51,892 and RMB84,098 (US$12,193), respectively.

As of December 31, 2022, there were RMB39,969 (US$5,795) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.13 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

15.	SHARE-BASED PAYMENTS (Continued)

2013 Share Award Scheme

A summary of the activity for the restricted shares issued under the 2013 Share Award Scheme is stated below:

	Number of	Weighted-average
	shares	grant-date fair value
		US$
Outstanding, December 31, 2021	57,987,266	1.32
Granted	17,805,065	1.29
Cancelled	(9,452,885)	1.73
Vested	(17,310,087)	1.05
Forfeited	(18,880,457)	1.37
Outstanding, December 31, 2022	30,148,902	1.33
Expected to vest at December 31, 2022	30,148,902	1.33

The total weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2020, 2021 and 2022 were US$0.78, US$2.04 and US$1.29 per share, respectively. The aggregate fair value of the share-based awards vested during the years ended December 31, 2020, 2021 and 2022 were RMB91,683, RMB90,121 and RMB119,156 (US$17,276), respectively.

As of December 31, 2022, there were RMB116,666 (US$16,915) of total unrecognized share-based compensation expenses related to unvested share-based awards which are expected to be recognized over a weighted-average period of 1.64 years. The fair value of the restricted shares is the fair value of the Company’s ordinary shares at their respective grant dates. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

A summary of the activity for the options granted under the 2013 Share Award Scheme is stated below:

			Weighted-	Weighted-
		Weighted-	average	average	Aggregate
	Number of	average exercise	grant-date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	27,868,420	0.83	0.31	7.99	6,169
Forfeited	(10,800,320)	0.87	0.29	—	—
Outstanding, December 31, 2022	17,068,100	0.87	0.31	6.97	—
Vested and expected to vest at December 31, 2022	17,068,100	0.87	0.31	6.97	—
Exercisable at December 31, 2022	9,136,740	0.87	0.31	6.95	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2021 and 2022 and the option’s respective exercise price. Total intrinsic value of options exercised for the years ended December 31, 2020 and 2021 were RMB3,230 and RMB1,561, respectively. No option was exercised during the year ended December 31, 2022.

15.	SHARE-BASED PAYMENTS (Continued)

2013 Share Award Scheme (Continued)

The total weighted-average grant-date fair value of the share-based awards granted during the years ended December 31, 2020 and 2021 were US$0.31 and US$0.31 per option, respectively. There were no share-based awards granted under 2013 Share Aware Scheme during the year ended December 31, 2022. The aggregate fair value of the share-based awards vested during the years ended December 31, 2020, 2021 and 2022 were RMB15,981, RMB16,192 and RMB11,462 (US$1,662), respectively.

As of December 31, 2022, there were RMB5,035 (US$730) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 1.35 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

2021 Share Award Scheme

In November 2021, the Company adopted the 2021 Share Award Scheme. A summary of the activity for the restricted shares with option features issued under the 2021 Share Award Scheme is stated below:

			Weighted-
			average	Weighted-
		Weighted-	grant-	average	Aggregate
	Number of	average exercise	date	remaining	intrinsic
	options	price	fair value	contractual term	value
		US$	US$	Years	US$
Outstanding, December 31, 2021	—	—	—	—	—
Granted	129,509,841	0.01	0.33	—	—
Exercised	(3,131,947)	0.01	0.40	—	—
Forfeited	(22,374,413)	0.01	0.38	—	—
Outstanding, December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Vested and expected to vest at December 31, 2022	104,003,481	0.01	0.32	9.44	25,786
Exercisable at December 31, 2022	30,927,052	0.00	0.25	9.86	7,858

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2022 and the exercise price of respective share-based awards. Total intrinsic value of the share-based awards exercised for the year ended December 31, 2022 was RMB5,297 (US$768).

The total weighted-average grant date fair value of the share-based awards granted during the year ended December 31, 2022 was US$0.33 per share. The aggregate fair value of the share-based awards vested during the year ended December 31, 2022 was RMB18,371 (US$2,664).

As of December 31, 2022, there were RMB108,162 (US$15,682) of total unrecognized employee share-based compensation expenses, related to unvested share-based awards, which are expected to be recognized over a weighted-average period of 2.16 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

15.	SHARE-BASED PAYMENTS (Continued)

Others

In connection with the acquisition of Shenzhen Yunfan, the Company granted 11,684,432 restricted shares to certain employees that contain 1-3 years service vesting condition. As of December 31, 2021 and 2022, 2,278,360 and 6,981,396 of restricted shares were vested, respectively. As of December 31, 2022, there were RMB30,882 (US$4,477) of total unrecognized share-based compensation expenses related to these unvested share-based awards that will be recognized over 1 year.

Fair value of share options

The fair value of share options was determined using the binomial tree model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatility, the Company has made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1(February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. For the employee exit rate, which represents the annual turnover rate of employees leaving services, the Group uses the historical employee exiting data to have an estimate of that input. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted are as follows:

For the year ended December 31
	2020	2021	2022
Risk-free rate	0.66%-1.84%	1.13%-1.62%	1.75%-2.93%
Expected volatility range	37.3%-37.8%	36.28%-38.03%	35.62%-46.22%
Exercise multiple	2.20-2.80	2.20-2.80	2.20-2.80
Fair market value per ordinary share as at valuation dates	US$0.76-US$1.94	US$1.97-US$3.49	US$0.24-US$0.73

Share-based awards of Camelot

Camelot subsidiary also has an equity incentive plan granting share-based awards that contain 3 year service vesting condition (the “Camelot Award”). The portion relating to the acquisition-date fair-value-based measure of the “Camelot Award” that was attributable to precombination service was recognized as non-controlling interest and the portion relating to any remaining postcombination service was recognized as share-based compensation expenses in the Group’s consolidated financial statements. The Group did not grant any share-based awards under the Camelot Award after its acquisition of Camelot.

15.	SHARE-BASED PAYMENTS (Continued)

The acquisition date fair value of each Camelot Award is estimated using the binomial tree option pricing model with the following assumptions:

2021
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	RMB23.00

In November 2022, the Company’s board of directors approved to replace all outstanding Camelot Awards with cash consideration of RMB43,981 and 27,500,715 share-based awards of the Company under the 2021 Share Award Scheme.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenues	10,614	17,481	15,618	2,264
Selling and marketing expenses	62,270	72,594	68,562	9,940
General and administrative expenses	169,101	193,886	187,843	27,235
Research and development expenses	88,129	150,389	87,812	12,732
	330,114	434,350	359,835	52,171